UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03056

TRIDAN CORP

(Exact name of registrant as specified in charter)

c/o PKF O’Connor Davies

300 Tice Boulevard, Suite 315, Woodcliff Lake, NJ 07677

(Address of principal executive offices)

c/o PKF O’Connor Davies

300 Tice Boulevard, Suite 315, Woodcliff Lake, NJ 07677

 (Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 712-9800

Date of fiscal year end:	April 30
Date of reporting period:	June 30, 2023

Item 1.	Proxy Voting Record.

The registrant has no proxy voting record because it invests exclusively in non-voting securities.

SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tridan Corp

By (Signature and Title)	/s/ Mark Goodman
Mark Goodman, President

Date	August 25, 2023